CONSOLIDATED STATEMENT OF EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Cash dividend per common share (in dollars per share)	$ 6.71	$ 6.67	$ 6.63
Common stock issued under employee plans (in shares)	11,454,210	12,253,153	9,794,240
Purchases of treasury stock under employee plans (in shares)	3,815,280	3,430,885	2,953,554
Sales of treasury stock under employee plans (in shares)	3,023,129	2,454,155	2,080,983